As filed with the Securities and Exchange Commission on February 28, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Professionally Managed Portfolios
777 E Wisconsin Avenue, Fl 4
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2011

Date of reporting period:  December 31, 2010

Item 1. Schedule of Investments.

Boston Common International Fund
Schedule of Investments
December 31, 2010 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 99.7%
Australia - 5.7%
1,510	AMP LTD	8,170
425	Australia and New Zealand Banking Group - ADR	10,217
495	Sims Metal Management LTD - ADR	10,811
		29,198
Brazil - 2.7%
520	Companhia Energetica de Minas Gerais - ADR	8,627
370	Gafisa SA - ADR	5,376
		14,003
China - 2.4%
75	New Oriental Education and Technology Group Inc *	7,892
70	Sohu.com Inc *	4,444
		12,336
Denmark - 0.9%
140	Vestas Wind Systems A/S *	4,404
		4,404
France - 7.5%
670	Air Liquide - ADR	17,119
410	Axa SA - ADR	6,827
50	Casino Guichard Perrachon SA	4,874
330	Veolia Environnement - ADR	9,689
		38,509
Germany - 8.4%
125	adidas AG	8,167
315	Henkel AG and Company KGaA	16,333
180	SAP AG - ADR	9,110
25	SMA Solar Technology AG	2,322
55	Vossloh AG	7,019
		42,951
Hong Kong - 2.3%
700	Hang Seng Bank LTD - ADR	11,509
		11,509
Italy - 2.3%
235	Tenaris SA - ADR	11,510
		11,510
Japan - 16.5%
85	DISCO Corporation	5,161
60	FANUC LTD	9,215
260	Honda Motor Company, LTD - ADR	10,270
235	Kubota Corporation - ADR	11,163
415	NGK Insulators, LTD	6,773
410	Nippon Electronic Glass Company, LTD	5,918
275	Sony Corporation - ADR	9,820
180	SYSMEX Corporation	12,482
155	TERUMO Corporation	8,725
80	Toray Industries, Inc - ADR *	4,766
		84,293
Mexico - 2.8%
145	America Movil SAB DE CV - ADR *	8,314
220	Grupo Televisa SAB DE CV - ADR	5,705
		14,019

Netherlands - 6.1%
225	ASML Holding NV - ADR	8,627
315	Koninklijke Philips Electronics NV - ADR	9,671
415	Unilever NV - ADR	13,031
		31,329
Norway - 1.9%
415	Statoil ASA - ADR	9,865
		9,865
Republic of Korea - 1.5%
420	SK Telecom Company LTD - ADR	7,825
		7,825
Singapore - 1.7%
3,000	CapitaLand LTD	8,673
		8,673
Spain - 2.3%
175	Abengoa SA	4,297
680	Banco Santander SA - ADR	7,242
		11,539
Switzerland - 12.5%
695	ABB LTD - ADR	15,603
30	Alcon, Inc	4,902
265	Julius Baer Gruppe AG	12,414
155	Novartis AG - ADR	9,137
330	Roche Holding LTD - ADR	12,095
75	Sonova Holding AG	9,682
		63,833
Taiwan - 2.3%
910	Taiwan Semiconductor Manufacturing Company, LTD - ADR	11,411
		11,411
Thailand - 2.0%
2,500	Kasikornbank PCL	10,408
		10,408
United Kingdom - 17.9%
3,570	Hansen Transmissions International NV *	3,256
200	HSBC Holdings PLC - ADR	10,208
190	Johnson Matthey PLC - ADR	12,182
700	Pearson PLC - ADR	11,123
365	Scottish & Southern Energy PLC - ADR	7,114
145	Smith & Nephew PLC - ADR	7,620
395	Standard Chartered PLC	10,626
490	Subsea 7 SA - ADR	11,927
660	Vodafone Group PLC - ADR	17,444
		91,500
Total Common Stocks (Cost $509,210)		509,115

Short Term Investment - 96.6%
493,314	Fidelity Money Market Portfolio - 0.21% (1)	493,314
Total Short Term Investment (Cost $493,314)		493,314

Total Investments - 196.3% (Cost $1,002,524)		1,002,429
Liabilities in Excess of Other Assets - (96.3)%		(491,868)
NET ASSETS - 100.0%		$510,561

	* Non-income producing security
	(1) Seven-day yield as of December 31, 2010
	ADR - American Depository Receipt

Summary of Fair Value Disclosure (Unaudited)
December 31, 2010

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.
Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2010:

Valuation Inputs	Boston Common International Fund	*

Level 1
Common Stocks	$ 509,115
Short Term Investments	493,314
Total Level 1	1,002,429

Level 2	-

Level 3	-
Total	$ 1,002,429

*	See the Schedule of Investments for the investments detailed by country.

Since the Funds do not have a full fiscal year, the tax cost of investments are the same as noted in the Schedules of Investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title  /s/ Eric W. Falkeis
                                                 Eric W. Falkeis, President

Date   February 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Eric W. Falkeis
                                                   Eric W. Falkeis, President

Date February 27, 2011

By (Signature and Title)* /s/ Patrick J. Rudnick
                                                   Patrick J. Rudnick, Treasurer

Date February 28, 2011

* Print the name and title of each signing officer under his or her signature.